UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
January 13, 2021 to February 12, 2021

Commission File Number of issuing entity: 333-177354-05
Central Index Key Number of issuing entity: 0001566544

UBS-Barclays Commercial Mortgage Trust 2013-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177354
Central Index Key Number of depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0000312070
Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001660492
GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the sponsors and mortgage loan sellers)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001682523
Starwood Mortgage Funding II LLC (formerly known
as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Nicholas Galeone  (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-2050682
Upper Tier Remic 46-2060407
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 713-2000
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from January 13, 2021 to February 12, 2021 no assets securitized by UBS Commercial Mortgage Securitization
Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage
Trust 2013-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G on pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021.  The
CIK number of the Depositor is 0001532799.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 09, 2021.  The CIK number of UBS is 0001541886.

Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant
to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 05, 2021.   The CIK number of Barclays is 0000312070.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation, one of the
sponsors and mortgage loan sellers), filed a Form ABS-15G
pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2021.  The CIK number of GE Capital US
Holdings, Inc. is 0001660492.

KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 03, 2021.  The CIK number of KeyBank is 0001089877.

Starwood Mortgage Funding II LLC, formerly known as Archetype
Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 22, 2021.
The CIK number of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC is 0001682523.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings
Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche
Bank National Trust Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain
RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed an action against DBNTC and DBTCA in New York State Supreme
Court alleging that DBNTC and DBTCA failed to perform purported duties, as trustees for 544 private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts.  During the course of the litigation, plaintiffs dismissed the case from New
York State Supreme Court and refiled two separate cases, one in the U.S. District Court for the Southern District of New York
(the "BlackRock SDNY Case") and the other in the Superior
Court of California, Orange County (the "BlackRock California
Case").  Pursuant to a settlement among the parties, the
BlackRock SDNY Case was dismissed on December 6, 2018 and
the BlackRock California Case was dismissed on January 11, 2019.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light
SF Limited in the U.S. District Court for the Southern District of
New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue.
On September 27, 2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC.  DBTCA serves as trustee for one of the 43 trusts at issue.
DBNTC serves as trustee for the other 42 trusts at issue.
Plaintiffs' third amended complaint brings claims for
violation of the U.S. Trust Indenture Act of 1939 ("TIA"); breach of contract; breach of fiduciary duty; negligence and gross negligence;
violation of the New York Streit Act; and breach of the covenant of good faith.  However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' TIA Act claims, negligence and gross negligence claims, Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs' breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal.  Plaintiffs allege damages of "hundreds of millions of dollars."

On November 13, 2017, DBNTC and DBTCA filed an answer to the third amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, plaintiffs, jointly with Commerzbank AG (see description of Commerzbank case below), filed a motion for partial summary judgment.  As of February 21, 2021, both motions for summary judgment have been briefed and are awaiting decision by the court.  Discovery is ongoing.

On November 30, 2017, DBTCA was added as a defendant to a case brought by Commerzbank AG ("Commerzbank") in the U.S. District Court
for the Southern District of New York, in which Commerzbank previously alleged incorrectly that DBNTC served as trustee for all 50 of the trusts at issue.  On November 30, 2017, Commerzbank filed a second amended complaint that names DBTCA as a defendant in addition to
DBNTC.  DBTCA serves as trustee for 1 of the 50 trusts at issue.
DBNTC serves as trustee for the other 49 trusts at issue.
Commerzbank's second amended complaint brings claims for violation of the TIA; breach of contract; breach of fiduciary duty;
negligence; violation of the Streit Act; and breach of the
covenant of good faith.  However, in the second amended complaint,
Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank's TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal.  The second amended complaint alleges that DBNTC and DBTCA caused Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.
On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, Commerzbank, jointly with the Phoenix Light plaintiffs, filed a motion for partial summary judgment.  As of February 21, 2021, both motions for summary judgment have been briefed and are awaiting decision by the court.
Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and
IKB Deutsche Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme
Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the TIA, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code.  IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.  On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss.  On January 6, 2017, IKB filed a notice
of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts.  On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts.  On January 27, 2021, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss.  The court granted the motion to dismiss with respect to IKB's claims for violations of the Streit Act, Regulation AB, and Section 9 of the Uniform Commercial Code, as well as
certain aspects of IKB's claims for breach of contract, breach of fiduciary duty, and violation of the TIA.  The court denied the remainder of the motion to dismiss.  IKB's remaining claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of the TIA will proceed.  Discovery is ongoing.

It is DBTCA's belief that it has no pending legal proceedings
(including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6.  Significant Obligors of Pool Assets.
Each of the Santa Anita Mall Mortgage Loan and the Valencia Town
Center Mortgage Loan is a Significant Obligor within the meaning of
Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus
Supplement for UBS-Barclays Commercial Mortgage Trust 2013-C5.

Based on the borrower's operating statement with an end date of
December 31, 2020, Loan 30291931 (Prospectus Supplement ID 1,
Santa Anita Mall), had a year-to-date 2020 Net Operating Income of
$29,800,695.00 as of December 31, 2020.

Based on the borrower's operating statement with an end date of
September 30, 2020, Loan 30291655 (Prospectus Supplement ID 2,
Valencia Town Center), had a year-to-date 2020 Net Operating Income of $11,762,385.00 as of September 30, 2020.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the February 12, 2021 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ David Schell
Name:  David Schell
Title: Managing Director

/s/ Nicholas Galeone
Name:  Nicholas Galeone
Title: President

Date:    February 23, 2021